FAIR VALUE OF WARRANTS USING MULTI-NATIONAL LATTICE MODEL WITH WEIGHTED AVERAGE ASSUMPTIONS (Details)	Sep. 30, 2015 $ / shares
FAIR VALUE OF WARRANTS USING MULTI-NATIONAL LATTICE MODEL WITH WEIGHTED AVERAGE ASSUMPTIONS
Risk free interest rate	1.37%
Term in years	6.71
Expected stock volatility	180.00%
Expected dividend rate	0.00%
Common stock price	$ 0.002